Offsetting financial assets (Detail) - USD ($) $ in Billions		Dec. 31, 2019	Dec. 31, 2018
Netting recognized on the balance sheet
Gross assets before netting		$ 313.0	$ 322.9
Netting with gross liabilities	[1]	(98.9)	(97.2)
Net assets recognized on the balance sheet		214.0	225.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(103.8)	(110.0)
Collateral received	[2]	(96.1)	(102.6)
Assets after consideration of netting potential	[2]	14.1	13.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	99.3	102.2
Total assets
Total assets, after consideration of further netting potential		113.4	115.2
Total assets recognized on the balance sheet		313.3	327.9
Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting		83.2	88.5
Netting with gross liabilities	[1]	(14.0)	(13.0)
Net assets recognized on the balance sheet		69.2	75.5
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(1.2)	(4.4)
Collateral received	[2]	(68.0)	(71.2)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	15.0	19.8
Total assets
Total assets, after consideration of further netting potential		15.0	19.8
Total assets recognized on the balance sheet		84.2	95.3
Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting		120.2	124.3
Netting with gross liabilities	[1]	(3.4)	(4.3)
Net assets recognized on the balance sheet		116.8	120.0
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(89.3)	(90.8)
Collateral received	[2]	(21.4)	(24.0)
Assets after consideration of netting potential	[2]	6.1	5.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	5.0	6.2
Total assets
Total assets, after consideration of further netting potential		11.1	11.4
Total assets recognized on the balance sheet		121.8	126.2
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[4]	26.4	24.6
Netting with gross liabilities	[1],[4]	(4.0)	(2.3)
Net assets recognized on the balance sheet	[4]	22.4	22.3
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(13.3)	(13.5)
Collateral received	[2],[4]	(1.1)	(1.0)
Assets after consideration of netting potential	[2],[4]	8.0	7.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	0.9	1.3
Total assets
Total assets, after consideration of further netting potential	[4]	8.9	9.1
Total assets recognized on the balance sheet	[4]	23.3	23.6
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting		83.1	85.4
Netting with gross liabilities	[1]	(77.5)	(77.5)
Net assets recognized on the balance sheet		5.6	7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	(1.4)
Collateral received	[2]	(5.6)	(6.4)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	78.3	74.9
Total assets
Total assets, after consideration of further netting potential		78.3	74.9
Total assets recognized on the balance sheet		83.9	82.7
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		83.0	85.3
Netting with gross liabilities	[1]	(77.5)	(77.5)
Net assets recognized on the balance sheet		5.4	7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	(1.4)
Collateral received	[2]	(5.4)	(6.4)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	0.9	2.1
Total assets
Total assets, after consideration of further netting potential		0.9	2.1
Total assets recognized on the balance sheet		6.3	9.9
UBS AG
Netting recognized on the balance sheet
Gross assets before netting		313.0	322.9
Netting with gross liabilities	[1]	(98.9)	(97.2)
Net assets recognized on the balance sheet		214.0	225.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(103.8)	(110.0)
Collateral received	[2]	(96.1)	(102.6)
Assets after consideration of netting potential	[2]	14.1	13.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	99.0	101.9
Total assets
Total assets, after consideration of further netting potential		113.1	114.9
Total assets recognized on the balance sheet		313.0	327.6
UBS AG | Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting		83.2	88.5
Netting with gross liabilities	[1]	(14.0)	(13.0)
Net assets recognized on the balance sheet		69.2	75.5
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(1.2)	(4.4)
Collateral received	[2]	(68.0)	(71.2)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	15.0	19.8
Total assets
Total assets, after consideration of further netting potential		15.0	19.8
Total assets recognized on the balance sheet		84.2	95.3
UBS AG | Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting		120.2	124.3
Netting with gross liabilities	[1]	(3.4)	(4.3)
Net assets recognized on the balance sheet		116.8	120.0
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(89.3)	(90.8)
Collateral received	[2]	(21.4)	(24.0)
Assets after consideration of netting potential	[2]	6.1	5.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	5.0	6.2
Total assets
Total assets, after consideration of further netting potential		11.1	11.4
Total assets recognized on the balance sheet		121.8	126.2
UBS AG | Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[4]	26.4	24.6
Netting with gross liabilities	[1],[4]	(4.0)	(2.3)
Net assets recognized on the balance sheet	[4]	22.4	22.3
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(13.3)	(13.5)
Collateral received	[2],[4]	(1.1)	(1.0)
Assets after consideration of netting potential	[2],[4]	8.0	7.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	0.9	1.3
Total assets
Total assets, after consideration of further netting potential	[4]	8.9	9.1
Total assets recognized on the balance sheet	[4]	23.3	23.6
UBS AG | Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting		83.1	85.4
Netting with gross liabilities	[1]	(77.5)	(77.5)
Net assets recognized on the balance sheet		5.6	7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	(1.4)
Collateral received	[2]	(5.6)	(6.4)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	78.0	74.6
Total assets
Total assets, after consideration of further netting potential		78.0	74.6
Total assets recognized on the balance sheet		83.6	82.4
UBS AG | of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		83.0	85.3
Netting with gross liabilities	[1]	(77.5)	(77.5)
Net assets recognized on the balance sheet		5.4	7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	(1.4)
Collateral received	[2]	(5.4)	(6.4)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	0.9	2.1
Total assets
Total assets, after consideration of further netting potential		0.9	2.1
Total assets recognized on the balance sheet		$ 6.3	$ 9.9

[1]
The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page.

[2]
For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table.

[3]	Includes assets not subject to enforceable netting arrangements and other out-of-scope items.
[4]
The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis